PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 334,903
Property, plant and equipment at end of year	320,863	$ 334,903
PP&E | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	487,357	421,057
CAPEX	53,441	86,944
Currency translation adjustments	(4,911)	622
Decreases	(15,548)	(21,266)
Property, plant and equipment at end of year	520,339	487,357
Real estate | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	48,991	47,668
CAPEX	6	29
Currency translation adjustments	(191)	(19)
Transfers and reclassifications	1,830	1,442
Decreases	(213)	(129)
Property, plant and equipment at end of year	50,423	48,991
Switching equipment | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	11,784	10,689
CAPEX	435	471
Currency translation adjustments	(802)	320
Transfers and reclassifications	835	334
Decreases	(10)	(30)
Property, plant and equipment at end of year	12,242	11,784
Fixed network and transportation | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	193,785	175,432
CAPEX	9,760	9,875
Currency translation adjustments	(1,142)	(359)
Transfers and reclassifications	15,953	18,570
Decreases	(5,905)	(9,733)
Property, plant and equipment at end of year	212,451	193,785
Mobile network access | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	42,313	34,593
CAPEX	1	23
Currency translation adjustments	(458)	133
Transfers and reclassifications	1,850	7,700
Decreases	(73)	(136)
Property, plant and equipment at end of year	43,633	42,313
Tower and pole | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	12,365	10,883
Currency translation adjustments	(219)	27
Transfers and reclassifications	427	1,470
Decreases	(67)	(15)
Property, plant and equipment at end of year	12,506	12,365
Power equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	15,289	13,423
CAPEX	295	56
Currency translation adjustments	(226)	45
Transfers and reclassifications	1,088	1,766
Decreases		(1)
Property, plant and equipment at end of year	16,446	15,289
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	47,453	32,767
CAPEX	2,738	1,212
Currency translation adjustments	(1,236)	575
Transfers and reclassifications	11,169	12,992
Decreases	(158)	(93)
Property, plant and equipment at end of year	59,966	47,453
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	21,348	15,676
CAPEX	5,480	3,353
Currency translation adjustments	(328)	159
Transfers and reclassifications	11,523	10,947
Decreases	(8,910)	(8,787)
Property, plant and equipment at end of year	29,113	21,348
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,551	6,250
CAPEX	49	329
Currency translation adjustments	(24)	(5)
Decreases	(15)	(23)
Property, plant and equipment at end of year	6,561	6,551
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	8,356	9,375
CAPEX	566	352
Currency translation adjustments	(51)	(25)
Transfers and reclassifications	465	643
Decreases		(1,989)
Property, plant and equipment at end of year	9,336	8,356
Other | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,658	1,808
CAPEX	132	5
Currency translation adjustments	(35)
Transfers and reclassifications	291	105
Other		(260)
Property, plant and equipment at end of year	2,046	1,658
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	48,613	36,118
CAPEX	13,851	36,342
Currency translation adjustments	(93)	(90)
Transfers and reclassifications	(23,450)	(23,687)
Decreases	(197)	(70)
Property, plant and equipment at end of year	38,724	48,613
Materials | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	28,851	26,375
CAPEX	20,128	34,897
Currency translation adjustments	(106)	(139)
Transfers and reclassifications	(21,981)	(32,282)
Property, plant and equipment at end of year	$ 26,892	$ 28,851